Property and Equipment - Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2014
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	10 years
Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 years
Minimum | Computers and Hardware
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 years
Minimum | Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 years
Minimum | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	10 years
Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	15 years
Maximum | Computers and Hardware
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	7 years
Maximum | Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	10 years
Maximum | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	15 years